October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Municipal Income Quality Trust (BYM)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.1%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,875	$ 4,136,277
Series A, 5.25%, 05/01/55	1,100	1,191,082
City of Birmingham Alabama, GOL, CAB, Series A-1, Convertible, 5.00%, 09/01/25(b)(c)	1,165	1,183,044
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,100	1,190,723
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	3,140	3,383,866
Series B-1, 5.75%, 04/01/54	6,980	7,788,188
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54(a)	755	799,212
		19,672,392
Arizona — 1.7%
Arizona Industrial Development Authority, RB(d)
4.38%, 07/01/39	725	665,721
Series A, 5.00%, 07/01/49	690	647,801
Series A, 5.00%, 07/01/54	530	491,354
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	835	918,210
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(d)	685	675,061
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series A, (GNMA), 6.50%, 03/01/55	1,645	1,820,816
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(d)	360	360,361
		5,579,324
California — 6.6%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(d)	475	491,891
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(b)	10,100	10,846,079
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(d)	110	111,137
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43(c)	1,580	1,587,921
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(e)	2,000	1,199,964
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(e)	1,400	1,146,116
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(e)	10,000	5,901,681
		21,284,789
Colorado — 0.1%
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	315	304,883
Security	Par (000)	Value
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-R, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	$185	$ 183,037
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,170	1,137,904
		1,320,941
Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	778,848
Series A, 5.00%, 07/01/53	1,810	1,810,101
		2,588,949
District of Columbia — 3.5%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,850	2,010,141
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	7,955	8,118,324
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	1,210	1,292,399
		11,420,864
Florida — 7.7%
Capital Trust Agency, Inc., RB(d)
Series A, 5.00%, 06/01/45	615	559,904
Series A, 5.50%, 06/01/57	220	205,992
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	3,635	3,511,973
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	3,090	3,272,778
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/38	1,000	1,032,620
5.00%, 08/15/40	1,050	1,080,764
Florida Development Finance Corp., RB, 6.50%, 06/30/57(d)(f)(g)	278	196,123
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(d)	340	332,749
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	1,810	1,803,732
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	3,970	3,847,327
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	260	273,352
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	4,000	4,170,248
Preserve at South Branch Community Development District, SAB, 4.00%, 11/01/50	500	399,461
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,928,247
Two Lakes Community Development District Special Assessment, 05/01/55(h)	540	551,959
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(d)	280	288,909
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	810	846,995

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Westside Community Development District, Refunding SAB(d)
4.10%, 05/01/37	$260	$ 238,847
4.13%, 05/01/38	260	237,728
		24,779,708
Georgia — 1.5%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(d)	245	242,194
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,355	4,605,117
		4,847,311
Idaho — 0.5%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/57	1,510	1,581,578
Illinois — 8.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,665,029
Series A, 5.00%, 12/01/40	1,540	1,554,308
Series A, 5.00%, 12/01/47	450	444,959
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,565	4,876,201
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	3,130	2,955,743
5.00%, 08/15/44	390	390,633
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	1,905	1,914,474
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,057,834
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	670	682,434
State of Illinois, GO
5.50%, 05/01/39	1,840	1,987,471
Series B, 5.25%, 05/01/49	850	906,893
Series C, 5.00%, 12/01/45	1,280	1,346,924
		25,782,903
Iowa — 1.2%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	1,270	1,286,992
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	2,540	2,518,920
		3,805,912
Kentucky — 0.7%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	2,000	2,135,321
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,330	2,411,415
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,575	1,660,535
		4,071,950
Security	Par (000)	Value
Massachusetts — 1.3%
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	$1,970	$ 1,970,841
Series A, 5.00%, 01/01/47	2,370	2,380,081
		4,350,922
Michigan — 0.4%
State of Michigan Trunk Line Revenue, RB, 5.50%, 11/15/49	1,145	1,286,392
Minnesota — 0.2%
City of st. Cloud Minnesota, Refunding RB, 5.00%, 05/01/54	540	570,353
Missouri — 0.3%
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	900	876,023
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	180	180,649
		1,056,672
Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	950	1,038,635
Nevada — 0.7%
City of Las Vegas Nevada Special Improvement District No. 611, SAB, 4.13%, 06/01/50	1,115	967,480
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	760	783,907
5.00%, 07/01/45	530	539,069
		2,290,456
New Hampshire — 0.9%
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,779	1,740,697
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	1,343	1,289,504
		3,030,201
New Jersey — 6.6%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	500	534,243
New Jersey Economic Development Authority, RB(b)
Series WW, 5.00%, 06/15/25	1,620	1,637,800
Series WW, 5.25%, 06/15/25	550	556,851
New Jersey Transportation Trust Fund Authority, RB
Series BB, 4.00%, 06/15/50	3,000	2,854,438
Series D, 5.00%, 06/15/32	900	902,408
Series S, 5.25%, 06/15/43	2,150	2,254,744
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	4,050	2,649,237
Series A, 0.00%, 12/15/38	5,845	3,322,003
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 06/15/40	1,690	1,672,961
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	820	833,798
Sub-Series B, 5.00%, 06/01/46	4,045	4,053,411
		21,271,894
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	$175	$ 173,171
New York — 10.1%
City of New York, GO, Series B, 5.25%, 10/01/47	100	108,650
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	1,690	1,701,729
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,135	1,185,083
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	10,000	10,840,052
Sub-Series CC-1, 5.25%, 06/15/54	310	338,190
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	5,670	5,599,460
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,291,926
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	1,520	1,634,725
New York Counties Tobacco Trust VI, Refunding RB, Series B, 5.00%, 06/01/41	550	553,421
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(d)	1,040	1,035,033
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,000	1,080,387
Series A, 4.13%, 05/15/53	1,000	982,114
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	230	242,565
Series C, 5.25%, 05/15/52	4,340	4,672,707
Series C, Sustainability Bonds, 5.25%, 11/15/40	1,025	1,160,938
		32,426,980
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	110	112,815
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	270	264,704
Series C, Sustainability Bonds, 6.25%, 01/01/55	555	624,278
		888,982
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,645	2,385,329
County of Cuyahoga Ohio, Refunding RB
5.00%, 02/15/42	1,805	1,814,673
5.00%, 02/15/52	1,545	1,553,945
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 5.00%, 12/01/53	545	579,782
County of Hamilton Ohio, RB, Series A, 5.00%, 08/15/42	2,650	2,713,178
North Ridgeville City School District, GO, 5.25%, 12/01/54	1,060	1,105,424
		10,152,331
Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	1,960	2,146,801
Security	Par (000)	Value
Oregon — 0.9%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	$1,115	$ 605,165
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	2,290	2,217,110
		2,822,275
Pennsylvania — 4.7%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	205	167,428
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,736,693
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	1,560	1,561,342
Series B-1, (AGC), 11/01/48(h)	1,560	1,685,221
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	4,390	4,430,842
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,895	1,995,191
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/38	695	695,870
		15,272,587
Puerto Rico — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,639	6,550,276
Series A-1, Restructured, 5.00%, 07/01/58	5,778	5,784,961
Series A-2, Restructured, 4.78%, 07/01/58	349	345,230
Series A-2, Restructured, 4.33%, 07/01/40	935	925,193
Series B-1, Restructured, 4.75%, 07/01/53	391	388,144
Series B-2, Restructured, 4.78%, 07/01/58	520	511,852
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	5,526	1,771,761
		16,277,417
South Carolina — 3.3%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,685	6,142,273
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(d)	1,095	946,231
7.50%, 08/15/62(d)	505	488,167
Series A, 5.50%, 11/01/54	610	670,520
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	1,645	1,590,851
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/49	900	956,081
		10,794,123
South Dakota — 0.6%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(b)	1,760	1,801,176
Tennessee — 4.0%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	490	526,336

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	$35	$ 35,416
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	2,465	2,481,809
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,575	1,700,386
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,560	2,717,551
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	3,000	3,117,970
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, Sustainability Bonds, 4.35%, 01/01/48	2,500	2,431,127
		13,010,595
Texas — 23.9%
Arlington Higher Education Finance Corp., RB(d)
7.50%, 04/01/62	530	540,040
7.88%, 11/01/62	450	470,849
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	1,990	2,031,192
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/49	710	765,090
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	760	781,399
City of Houston Texas, GOL, Series A, 4.13%, 03/01/51	1,775	1,708,438
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/43	810	895,042
Coppell Independent School District, Refunding GO, (PSF-GTD), 0.00%, 08/15/30(e)	10,030	8,275,739
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	1,360	1,319,745
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	340	339,439
County of Harris Texas, Refunding GOL(e)
(NPFGC), 0.00%, 08/15/25	7,485	7,307,372
(NPFGC), 0.00%, 08/15/28	10,915	9,767,985
Crowley Independent School District, GO, (PSF-GTD), 4.25%, 02/01/53	310	305,395
Dallas Fort Worth International Airport, Refunding ARB, 4.00%, 11/01/49	4,000	3,834,284
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	745	709,541
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(c)	2,365	2,566,418
Harris County-Houston Sports Authority, Refunding RB(e)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	5,965	2,610,613
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,783,695
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,773,818
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,766,101
Hidalgo County Regional Mobility Authority, RB, CAB(e)
Series A, 0.00%, 12/01/42	500	202,902
Series A, 0.00%, 12/01/43	1,000	380,359
Marshall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/45	380	374,683
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	2,900	2,854,441
Security	Par (000)	Value
Texas (continued)
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(b)(e)	$2,340	$ 1,375,684
New Hope Cultural Education Facilities Finance Corp., RB(d)
Series A, 5.00%, 08/15/50	580	551,568
Series A, 5.00%, 08/15/51	1,535	1,517,140
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 08/15/40	4,000	3,884,747
North Texas Tollway Authority, RB(b)
Series B, 0.00%, 09/01/31(e)	1,975	989,204
Series C, Convertible, 6.75%, 09/01/31(c)	2,500	3,042,370
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,795	3,873,997
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	575	561,818
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	325	335,144
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	313,136
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	540	552,061
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,695	1,620,088
		76,981,537
Utah(d) — 0.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53	180	183,406
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	422,926
		606,332
Virginia — 2.5%
Henrico County Economic Development Authority, RB
Class A, 5.00%, 10/01/47	4,580	4,809,941
Class A, 5.00%, 10/01/52	1,170	1,215,323
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,184,675
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	505	517,895
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	100	99,652
Series E-2, 4.55%, 10/01/49	230	227,421
		8,054,907
Washington — 0.1%
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	445	428,435
Wisconsin — 1.7%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(d)	305	261,354
Class A, 6.00%, 06/15/52	175	164,141
Class A, 5.00%, 06/15/56(d)	400	338,743
Class A, 6.13%, 06/15/57	200	189,249
Series A, 5.00%, 07/01/55(d)	395	359,640
Series A-1, 4.50%, 01/01/35(d)	645	635,252
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(d)	375	370,590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	$265	$ 283,416
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	430	448,058
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	2,535	2,569,669
		5,620,112
Total Municipal Bonds — 112.2% (Cost: $347,146,933)		361,642,926
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 5.1%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	10,000	10,989,173
Series C-1, 5.25%, 02/01/53	5,020	5,319,151
		16,308,324
District of Columbia — 1.9%
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	6,035	6,198,066
Florida — 3.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	7,045	7,804,117
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.50%, 10/01/54	3,497	3,888,926
		11,693,043
Indiana — 3.0%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	9,722,187
Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	10,000	10,716,674
Nevada — 3.2%
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/49	9,500	10,178,668
New York — 8.6%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	8,000	8,535,858
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/47	9,705	10,399,638
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49	8,955	8,749,540
		27,685,036
South Carolina — 3.4%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	10,000	10,777,966
Washington — 3.3%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,680,843
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.4% (Cost: $109,924,566)		113,960,807
Security	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	$200	$ 199,334
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	405	400,254
Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost: $605,000)		599,588
Total Long-Term Investments — 147.8% (Cost: $457,676,499)		476,203,321

	Shares
Short-Term Securities
	Money Market Funds — 4.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	13,983,767	13,985,166
	Total Short-Term Securities — 4.3% (Cost: $13,985,122)	13,985,166
	Total Investments — 152.1% (Cost: $471,661,621)	490,188,487
	Other Assets Less Liabilities — 0.5%	1,510,333
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.3)%	(71,900,074)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.3)%	(97,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 322,198,746

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Quality Trust (BYM)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,733,195	$ 11,251,971 (a)	$ —	$ —	$ —	$ 13,985,166	13,983,767	$ 62,849	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 361,642,926	$ —	$ 361,642,926
Municipal Bonds Transferred to Tender Option Bond Trusts	—	113,960,807	—	113,960,807
Non-Agency Mortgage-Backed Securities	—	599,588	—	599,588
Short-Term Securities
Money Market Funds	13,985,166	—	—	13,985,166
	$13,985,166	$476,203,321	$—	$490,188,487
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(71,451,882)	$—	$(71,451,882)
VMTP Shares at Liquidation Value	—	(97,600,000)	—	(97,600,000)
	$—	$(169,051,882)	$—	$(169,051,882)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMBAC	AMBAC Assurance Corp.
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds